Note 8 - Prepaid Expenses and Other Assets - Components of Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Prepaid expenses	$ 110,798	$ 90,519
Advisor loans receivable	128,442	105,448
Advisor loans receivable	48,475	37,607
Equity accounted investments (note 15)	67,251	54,302
Investments in equity securities	14,515	12,008
Investments in equity securities	7,059	7,857
Investments in debt securities	40,376	36,565
Deferred Purchase Price (notes 15 and 23)	121,980	126,082
Financing fees, net of accumulated amortization of $11,083 (December 31, 2023 - $9,865)	4,353	5,794
Other	4,876	5,441
Other	1,367	1,502
Other assets (Non-Current Assets)	213,057	186,297
Prepaid and other assets (Current Assets)	345,565	309,962
Interest Rate Swap [Member]
Mortgage derivative asset (note 23)	1,126	415
Interest rate swap asset (note 22)	1,076	7,455
Mortgage-related Derivatives [Member]
Mortgage derivative asset (note 23)	$ 6,928	$ 5,264